OTHER INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of other income [Abstract]
OTHER INCOME	NOTE 14 - OTHER INCOME Composition:
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Capital gain on fixed assets realization	69	361	112	18
	69	361	112	18